                          SUPPLEMENT TO PROSPECTUS FOR
                         MANUFACTURERS INVESTMENT TRUST
                     DATED MAY 1, 2003, AMENDED MAY 5, 2003

         The following information replaces similar information for the All Cap Value Trust under "Fees and Expenses for Each Portfolio" and is amended and restated as follows:

TRUST ANNUAL EXPENSES (effective May 1, 2003)
(as a percentage of Trust average net assets for the fiscal year ended December 31, 2002)


                                                     12b-1 FEES              OTHER EXPENSES       TOTAL TRUST ANNUAL EXPENSES
                                         ------------------------------   -------------------    -----------------------------
TRUST                  MANAGEMENT        SERIES       SERIES     SERIES   SERIES I &   SERIES    SERIES      SERIES     SERIES
PORTFOLIO              FEES                I            II        III     SERIES II     III        I           II        III
---------------        ----------        ------       ------     ------   ----------   ------    ------      ------     ------
All Cap Value           0.750%           0.150%       0.350%     0.500%   0.200%       0.270%    1.10%       1.30%      1.52%


         The following information replaces similar information found under "Subadvisory Arrangements" and is amended and restated as follows:

SUBADVISORY ARRANGEMENTS

The following portfolio manager changes have been made to the All Cap Core
Trust:

DEUTSCHE ASSET MANAGEMENT, INC. ("DEAM") - All Cap Core Trust

         Janet Campagna, Managing Director of DeAM and portfolio manager, and Robert Wang, Managing Director of DeAM and portfolio manager, are taking over portfolio management duties on the All Cap Core Trust from Joshua Feuerman, Michael Patchen and David Koziol. Ms. Campagna is the head of DeAM's Advance Research and Quantitative Strategies Group. Ms. Campagna joined DeAM in 1999 and currently overseas $250 billion in global asset allocation assets. Mr. Wang is Senior Portfolio Manager for the Multi-Asset Class Quantitative Strategies Group. Mr. Wang joined DeAM in 1995 and currently oversees over $2.4 billion in global quantitative equity assets.


MIT.SUP.071003

                  THE DATE OF THIS SUPPLEMENT IS JULY 10, 2003